Royalty and other mineral interests (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Royalties
Schedule of Royalties

($)
Balance at September 30, 2020	—
Additions	25,496
Acquisition of Ely (Note 3)	238,864
Depletion	(164)
Foreign currency translation	379
Land agreement proceeds	(30)
Balance at September 30, 2021	264,545
Additions	45,008
Disposal	(10)
Acquisition of Golden Valley & Abitibi (Note 3)	366,102
Depletion	(1,756)
Land agreement proceeds	(1,780)
Impairment	(3,821)
Balance at September 30, 2022	668,288
Additions	57
Disposal	(76)
Depletion	(216)
Land agreement proceeds	(549)
Balance at December 31, 2022	667,504
Additions	29,771
Disposal	(322)
Depletion	(943)
Land agreement proceeds	(1,909)
Impairments	(22,379)
Balance at December 31, 2023	671,722

5. Royalty and other mineral interests (continued)

Summary of Royalty Schedule

	Cost			Accumulated Depletion			Others				Carrying Amount
	December 31, 2022	Additions	December 31, 2023	December 31, 2022	Depletion	December 31, 2023	Disposition	Impairment	Land agreement proceeds	Total	December 31, 2023
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)

Beaufor	1,235	—	1,235	—	—	—	—	(1,235)	—	(1,235)	—
Borberema	—	21,250	21,250	—	—	—	—	—	—	—	21,250
Borden	3,889	—	3,889	(586)	(316)	(902)	—	—	—	—	2,987
Cheechoo	12,640	—	12,640	—	—	—	—	—	—	—	12,640
Côté	16,132	—	16,132	—	—	—	—	—	—	—	16,132
Croinor	5,779	—	5,779	—	—	—	—	—	—	—	5,779
Cozamin	—	7,369	7,369	—	(271)	(271)	—	—	—	—	7,098
Fenelon	41,553	—	41,553	—	—	—	—	—	—	—	41,553
Gold Rock	3,275	—	3,275	—	—	—	—	—	—	—	3,275
Granite Creek	21,768	—	21,768	—	—	—	—	—	—	—	21,768
Hog Ranch	12,879	—	12,879	—	—	—	—	—	—	—	12,879
Lincoln Hill	5,421	—	5,421	—	—	—	—	—	—	—	5,421
Malartic	318,393	—	318,393	(817)	(182)	(999)	—	—	—	—	317,394
McKenzie Break	4,301	—	4,301	—	—	—	—	(4,301)	—	(4,301)	—
Railroad-Pinion	3,032	—	3,032	—	—	—	—	—	—	—	3,032
REN (Net Profit Interest)	21,017	—	21,017	—	—	—	—	—	—	—	21,017
REN (Net Smelter Return)	42,921	—	42,921	—	—	—	—	—	—	—	42,921
São Jorge	2,274	—	2,274	—	—	—	—	—	—	—	2,274
Titiribi	3,010	—	3,010	—	—	—	—	—	—	—	3,010
Whistler	2,575	—	2,575	—	—	—	—	—	—	—	2,575
Yellowknife	1,870	—	1,870	—	—	—	—	—	—	—	1,870
Others	145,676	1,152	146,828	(733)	(174)	(907)	(322)	(16,843)	(1,909)	(19,074)	126,847
Total (1)	669,640	29,771	699,411	(2,136)	(943)	(3,079)	(322)	(22,379)	(1,909)	(24,610)	671,722

(1)
Royalty and other mineral interests include non-depletable asset of $486,982 and depletable assets of $184,740.

	Cost			Accumulated Depletion			Others			Carrying Amount
	September 30, 2022	Additions	December 31, 2022	September 30, 2022	Depletion	December 31, 2022	Disposition	Land agreement proceeds	Total	December 31, 2022
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)

Beaufor	1,235	—	1,235	—	—	—	—	—	—	1,235
Borden	3,889	—	3,889	(539)	(47)	(586)	—	—	—	3,303
Cheechoo	12,640	—	12,640	—	—	—	—	—	—	12,640
Côté	16,132	—	16,132	—	—	—	—	—	—	16,132
Croinor	5,779	—	5,779	—	—	—	—	—	—	5,779
Fenelon	41,553	—	41,553	—	—	—	—	—	—	41,553
Gold Rock	3,275	—	3,275	—	—	—	—	—	—	3,275
Granite Creek	21,768	—	21,768	—	—	—	—	—	—	21,768
Hog Ranch	12,879	—	12,879	—	—	—	—	—	—	12,879
Jerritt Canyon	8,921	—	8,921	(528)	(21)	(549)	—	—	—	8,372
Lincoln Hill	5,421	—	5,421	—	—	—	—	—	—	5,421
Malartic	318,393	—	318,393	(691)	(126)	(817)	—	—	—	317,576
Marigold	1,261	—	1,261	(84)	—	(84)	—	—	—	1,177
McKenzie Break	4,301	—	4,301	—	—	—	—	—	—	4,301
Railroad-Pinion	3,032	—	3,032	—	—	—	—	—	—	3,032
REN (Net Profit Interest)	21,017	—	21,017	—	—	—	—	—	—	21,017
REN (Net Smelter Return)	42,921	—	42,921	—	—	—	—	—	—	42,921
São Jorge	2,274	—	2,274	—	—	—	—	—	—	2,274
Titiribi	3,010	—	3,010	—	—	—	—	—	—	3,010
Whistler	2,575	—	2,575	—	—	—	—	—	—	2,575
Yellowknife	1,870	—	1,870	—	—	—	—	—	—	1,870
Others	136,062	57	136,119	(78)	(22)	(100)	(76)	(549)	(625)	135,394
Total (1)	670,208	57	670,265	(1,920)	(216)	(2,136)	(76)	(549)	(625)	667,504

(1)
Royalty and other mineral interests include non-depletable assets of $479,494 and depletable assets of $188,010.

Summary of Selected Royalties Own by the Company

The following is a summary of selected royalties own by the Company as at December 31, 2023:

Asset	Interest	Jurisdiction
Producing
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	2.0% – 3.0% NSR	Québec, Canada
Cozamin Mine (1)	1.0% NSR	Zacatecas, Mexico
Isabella Pearl Mine (1)	0.375% Gross Revenue Royalty	Nevada, USA
Other significant royalties
Borborema Project	2.0% NSR	Rio Grande do Norte, Brazil
Côté Gold Project (1)	0.75% NSR	Ontario, Canada
Fenelon Gold Property	2.0% NSR	Québec, Canada
Gold Rock Project	0.5% NSR	Nevada, USA
Granite Creek	10% NPI	Nevada, USA
Hog Ranch Project	2.25% NSR	Nevada, USA
La Mina Project	2.0% NSR	Colombia
Lincoln Hill Project	2.0% NSR	Nevada, USA
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
Railroad-Pinion Project (1)	0.44% NSR	Nevada, USA
REN - Carlin Mines	1.5% NSR	Nevada, USA
REN - Carlin Mines (NPI)	3.5% NPI	Nevada, USA
São Jorge Project	1.0% NSR	Brazil

Note:

(1)
Royalty applies to only a portion of the property.